Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 13,519	$ 13,311
Securities mandatorily measured and designated at FVTPL	54,397	52,578
Business and government	125,798	109,555
Residential mortgages	208,652	207,749
Debt securities measured at FVOCI	46,196	35,648
Equity securities designated at FVOCI	602	562
FVO securities purchased under resale agreements	56,111	43,450
Derivative instruments	23,895	21,431
Obligations related to securities sold short	15,635	13,782
Derivative instruments	25,113	20,973
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	639	54
Securities mandatorily measured and designated at FVTPL	54,397	52,578
Business and government	21,182	16,424
Residential mortgages	60	12
Loans mandatorily measured at FVTPL	21,242	16,436
Debt securities measured at FVOCI	46,196	35,648
Equity securities designated at FVOCI	602	562
FVO securities purchased under resale agreements	5,198	3,322
Derivative instruments	23,895	21,431
Total financial assets	152,169	130,031
Deposits and other liabilities	(11,227)	(7,979)
Obligations related to securities sold short	(15,635)	(13,782)
Deposits, obligations related to securities sold short and other liabilities, Total	(26,862)	(21,761)
Derivative instruments	(25,113)	(20,973)
Total financial liabilities	(51,975)	(42,734)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,678	20,592
Debt securities measured at FVOCI	37,829	27,607
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	26,543	25,354
Equity securities designated at FVOCI	602	562
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,783	3,701
Debt securities measured at FVOCI	5,621	4,543
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,393	2,931
Debt securities measured at FVOCI	2,746	3,498
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,146	5,593
Derivative instruments	(8,323)	(6,261)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,939	9,303
Derivative instruments	(10,291)	(9,335)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	105	118
Derivative instruments	(131)	(147)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,746	3,617
Derivative instruments	(4,386)	(3,876)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	356	206
Derivative instruments	(212)	(258)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,603	2,594
Derivative instruments	(1,770)	(1,096)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	28,224	29,404
Debt securities measured at FVOCI	2,369	2,844
Equity securities designated at FVOCI	45	42
Derivative instruments	2,770	1,870
Total financial assets	33,408	34,160
Obligations related to securities sold short	(7,258)	(4,443)
Deposits, obligations related to securities sold short and other liabilities, Total	(7,258)	(4,443)
Derivative instruments	(2,124)	(1,976)
Total financial liabilities	(9,382)	(6,419)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,372	4,264
Debt securities measured at FVOCI	2,369	2,844
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,852	25,140
Equity securities designated at FVOCI	45	42
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,383	1,727
Derivative instruments	(1,824)	(1,489)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	383	143
Derivative instruments	(300)	(487)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	639	54
Securities mandatorily measured and designated at FVTPL	25,970	22,823
Business and government	20,351	15,942
Residential mortgages	60	12
Loans mandatorily measured at FVTPL	20,411	15,954
Debt securities measured at FVOCI	43,827	32,804
Equity securities designated at FVOCI	266	235
FVO securities purchased under resale agreements	5,198	3,322
Derivative instruments	20,713	19,339
Total financial assets	117,024	94,531
Deposits and other liabilities	(10,626)	(7,556)
Obligations related to securities sold short	(8,377)	(9,339)
Deposits, obligations related to securities sold short and other liabilities, Total	(19,003)	(16,895)
Derivative instruments	(22,721)	(18,638)
Total financial liabilities	(41,724)	(35,533)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	19,306	16,328
Debt securities measured at FVOCI	35,460	24,763
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	684	208
Equity securities designated at FVOCI	266	235
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,760	3,675
Debt securities measured at FVOCI	5,621	4,543
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,220	2,612
Debt securities measured at FVOCI	2,746	3,498
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,086	5,593
Derivative instruments	(8,322)	(6,152)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,939	9,303
Derivative instruments	(10,291)	(9,335)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1	3
Derivative instruments	(19)	(16)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,111	1,783
Derivative instruments	(2,407)	(2,268)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	356	206
Derivative instruments	(212)	(258)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,220	2,451
Derivative instruments	(1,470)	(609)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,737
Total financial liabilities	(869)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	203	351
Business and government	831	482
Loans mandatorily measured at FVTPL	831	482
Equity securities designated at FVOCI	291	285
Derivative instruments	412	222
Total financial assets	1,737	1,340
Deposits and other liabilities	(601)	(423)
Deposits, obligations related to securities sold short and other liabilities, Total	(601)	(423)
Derivative instruments	(268)	(359)
Total financial liabilities	(869)	(782)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	7	6
Equity securities designated at FVOCI	291	285
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	23	26
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	173	319
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	56
Derivative instruments	(1)	(109)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	104	115
Derivative instruments	(112)	(131)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	252	107
Derivative instruments	$ (155)	$ (119)